          UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02527

DWS Money Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  10/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2013 (Unaudited)

DWS Money Market Prime Series
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 11.7%
Banco del Estado de Chile, 0.27%, 11/14/2013	5,000,000	5,000,000
Bank of Nova Scotia, 0.27%, 12/11/2013	7,800,000	7,800,173
China Construction Bank Corp., 0.31%, 11/26/2013	30,000,000	30,000,000
DNB Bank ASA:
0.2%, 11/15/2013	6,000,000	6,000,000
0.23%, 11/20/2013	12,000,000	12,000,000
DZ Bank AG, 0.25%, 3/17/2014	10,000,000	10,000,000
Industrial & Commercial Bank of China Ltd.:
0.32%, 11/18/2013	7,500,000	7,500,000
0.32%, 11/21/2013	7,500,000	7,500,000
International Business Machines Corp., 1.25%, 5/12/2014	5,225,000	5,251,820
Kreditanstalt Fuer Wiederaufbau, 0.22%, 4/11/2014	10,000,000	9,998,361
Mitsubishi UFJ Trust & Banking Corp., 0.21%, 1/28/2014	5,000,000	5,000,000
Mizuho Bank Ltd.:
0.21%, 11/6/2013	32,000,000	32,000,267
0.21%, 11/12/2013	10,000,000	10,000,000
0.21%, 12/13/2013	5,501,000	5,501,000
Nordea Bank Finland PLC, 0.25%, 1/6/2014	12,500,000	12,500,000
Norinchukin Bank:
0.22%, 1/14/2014	15,000,000	15,000,000
0.23%, 11/12/2013	5,000,000	5,000,000
Rabobank Nederland NV, 0.405%, 1/8/2014	6,000,000	6,001,523
Sumitomo Mitsui Banking Corp., 0.22%, 12/6/2013	5,000,000	5,000,000

Total Certificates of Deposit and Bank Notes (Cost $197,053,144)		197,053,144
Collateralized Mortgage Obligation 0.6%
Resimac MBS Trust, "A1B", Series 2012-1, 0.453% *, 6/7/2014 (Cost $10,000,000)	10,000,000	10,000,000
Commercial Paper 55.4%
Issued at Discount ** 50.5%
Albion Capital Corp. SA:
0.17%, 11/26/2013	14,000,000	13,998,347
0.18%, 11/25/2013	10,000,000	9,998,800
0.19%, 11/20/2013	4,000,000	3,999,599
Antalis U.S. Funding Corp., 144A, 0.2%, 11/1/2013	15,000,000	15,000,000
ASB Finance Ltd.:
0.22%, 4/3/2014	14,200,000	14,186,723
0.25%, 12/17/2013	6,000,000	5,998,083
AT&T, Inc., 0.29%, 11/8/2013	4,400,000	4,399,752
Barclays Bank PLC, 0.16%, 12/3/2013	11,500,000	11,498,364
Barton Capital LLC, 144A, 0.08%, 11/1/2013	24,000,000	24,000,000
Bedford Row Funding Corp.:
144A, 0.3%, 4/22/2014	4,000,000	3,994,267
144A, 0.42%, 1/3/2014	3,700,000	3,697,280
Caisse Centrale Desjardins:
0.185%, 1/17/2014	13,300,000	13,294,737
0.19%, 11/1/2013	9,500,000	9,500,000
0.205%, 11/18/2013	12,500,000	12,498,790
0.23%, 12/17/2013	10,000,000	9,997,061
Caisse des Depots et Consignations:
144A, 0.2%, 3/24/2014	10,000,000	9,992,056
144A, 0.25%, 12/3/2013	8,000,000	7,998,222
144A, 0.255%, 12/13/2013	10,000,000	9,997,025
Colgate-Palmolive Co., 0.15%, 11/6/2013	10,000,000	9,999,792
Collateralized Commercial Paper Co., LLC, 0.22%, 12/4/2013	15,500,000	15,496,874
Collateralized Commercial Paper II Co., LLC:
144A, 0.22%, 11/8/2013	10,000,000	9,999,572
144A, 0.22%, 1/16/2014	10,000,000	9,995,356
144A, 0.22%, 2/5/2014	10,500,000	10,493,840
DBS Bank Ltd., 144A, 0.235%, 3/11/2014	7,500,000	7,493,635
Dexia Credit Local:
0.35%, 12/2/2013	7,500,000	7,497,740
0.35%, 12/3/2013	10,000,000	9,996,889
DNB Bank ASA, 0.235%, 12/9/2013	12,000,000	11,997,023
Erste Abwicklungsanstalt:
0.18%, 12/23/2013	12,000,000	11,996,880
144A, 0.19%, 1/24/2014	10,000,000	9,995,567
General Electric Capital Corp.:
0.24%, 1/8/2014	9,700,000	9,695,603
0.24%, 1/14/2014	10,000,000	9,995,067
Hannover Funding Co., LLC, 0.18%, 11/25/2013	10,000,000	9,998,800
Kells Funding LLC:
144A, 0.23%, 2/19/2014	7,500,000	7,494,729
144A, 0.235%, 2/19/2014	5,000,000	4,996,410
144A, 0.255%, 12/2/2013	5,000,000	4,998,902
LMA Americas LLC, 144A, 0.17%, 11/1/2013	15,000,000	15,000,000
Macquarie Bank Ltd., 144A, 0.24%, 12/2/2013	3,984,000	3,983,177
Manhattan Asset Funding Co., LLC, 144A, 0.18%, 11/1/2013	9,519,000	9,519,000
Matchpoint Master Trust:
0.08%, 11/1/2013	50,000,000	50,000,000
0.1%, 11/7/2013	14,840,000	14,839,753
0.19%, 11/15/2013	5,000,000	4,999,631
MetLife Short Term Funding LLC, 144A, 0.25%, 2/3/2014	5,000,000	4,996,736
Natixis U.S. Finance Co., LLC, 0.1%, 11/1/2013	66,000,000	66,000,000
Nieuw Amsterdam Receivables Corp., 144A, 0.17%, 11/15/2013	10,000,000	9,999,339
Nordea North America, Inc.:
0.24%, 11/8/2013	10,000,000	9,999,533
0.255%, 1/14/2014	13,250,000	13,243,055
NRW.Bank, 0.09%, 11/5/2013	18,000,000	17,999,820
Regency Markets No. 1 LLC, 144A, 0.2%, 11/15/2013	12,000,000	11,999,067
Scaldis Capital LLC:
0.17%, 11/8/2013	30,000,000	29,999,008
0.185%, 11/4/2013	20,000,000	19,999,692
0.185%, 11/12/2013	12,500,000	12,499,293
0.22%, 11/15/2013	5,000,000	4,999,572
Siemens Captal Co., LLC:
144A, 0.12%, 11/7/2013	3,000,000	2,999,940
144A, 0.18%, 11/7/2013	7,438,000	7,437,777
Skandinaviska Enskilda Banken AB, 0.28%, 5/8/2014	10,000,000	9,985,378
Societe Generale North America, Inc., 0.11%, 11/1/2013	9,000,000	9,000,000
Standard Chartered Bank:
0.16%, 1/15/2014	8,000,000	7,997,333
0.22%, 11/4/2013	10,000,000	9,999,817
0.24%, 11/18/2013	22,500,000	22,497,450
0.24%, 11/21/2013	12,000,000	11,998,400
Starbird Funding Corp., 144A, 0.16%, 11/1/2013	15,000,000	15,000,000
Swedbank AB:
0.225%, 12/4/2013	6,944,000	6,942,568
0.23%, 11/4/2013	12,500,000	12,499,760
0.23%, 11/5/2013	6,000,000	5,999,847
Sydney Capital Corp.:
144A, 0.22%, 1/24/2014	14,000,000	13,992,813
144A, 0.26%, 11/26/2013	12,000,000	11,997,833
UOB Funding LLC, 0.24%, 4/10/2014	10,150,000	10,139,173
Victory Receivables Corp.:
144A, 0.16%, 12/3/2013	20,000,000	19,997,156
144A, 0.18%, 11/12/2013	12,000,000	11,999,340
VW Credit, Inc., 144A, 0.32%, 11/8/2013	3,000,000	2,999,813
Working Capital Management Co.:
144A, 0.14%, 11/6/2013	4,091,000	4,090,920
144A, 0.2%, 11/5/2013	5,000,000	4,999,889

		848,843,668
Issued at Par * 4.9%
ASB Finance Ltd.:
144A, 0.267%, 6/11/2014	5,000,000	5,000,000
144A, 0.278%, 10/9/2014	9,000,000	8,999,403
Atlantic Asset Securitization LLC:
144A, 0.201%, 2/27/2014	4,000,000	4,000,000
144A, 0.207%, 2/11/2014	9,000,000	8,999,788
Australia & New Zealand Banking Group Ltd., 144A, 0.3%, 12/6/2013	4,000,000	4,000,000
Kells Funding LLC:
144A, 0.208%, 2/3/2014	12,500,000	12,500,000
144A, 0.237%, 11/12/2013	7,000,000	7,000,000
144A, 0.238%, 10/10/2014	5,000,000	5,000,000
Nederlandse Waterschapsbank NV, 144A, 0.303%, 8/15/2014	6,000,000	6,000,000
PNC Bank NA, 0.25%, 4/23/2014	10,000,000	10,000,000
Westpac Banking Corp., 144A, 0.3%, 11/29/2013	11,000,000	11,000,000

		82,499,191

Total Commercial Paper (Cost $931,342,859)		931,342,859
Short-Term Notes * 12.0%
Australia & New Zealand Banking Group Ltd., 144A, 0.306%, 11/19/2014	8,000,000	8,000,000
Bank of Nova Scotia:
0.25%, 1/10/2014	8,000,000	8,000,000
0.26%, 9/3/2014	10,000,000	10,000,000
0.31%, 7/24/2014	8,000,000	8,000,000
Canadian Imperial Bank of Commerce, 0.28%, 5/16/2014	12,150,000	12,150,000
Commonwealth Bank of Australia, 144A, 0.24%, 6/11/2014	11,500,000	11,500,000
JPMorgan Chase Bank NA, 0.32%, 11/21/2014	10,000,000	10,000,000
Kommunalbanken AS, 144A, 0.15%, 2/26/2014	8,000,000	8,000,000
Rabobank Nederland NV:
0.244%, 6/12/2014	8,500,000	8,500,000
0.278%, 7/23/2014	10,000,000	10,000,000
0.301%, 5/8/2014	5,500,000	5,500,000
0.308%, 1/27/2014	10,000,000	10,000,000
0.328%, 12/1/2014	14,000,000	14,000,000
144A, 0.543%, 8/16/2014	12,000,000	12,000,000
Royal Bank of Canada, 0.3%, 2/28/2014	9,000,000	9,000,000
Svensk Exportkredit AB, 144A, 0.17%, 6/17/2014	8,400,000	8,400,000
Svenska Handelsbanken AB, 144A, 0.325%, 10/3/2014	15,000,000	15,000,000
Wells Fargo Bank NA:
0.161%, 11/22/2013	12,000,000	12,000,000
0.25%, 9/9/2014	5,000,000	5,000,000
Westpac Banking Corp.:
0.263%, 5/9/2014	7,000,000	7,000,000
0.3%, 11/15/2013	10,000,000	10,000,000

Total Short-Term Notes (Cost $202,050,000)		202,050,000
Government & Agency Obligations 9.0%
Other Government Related (a) 0.3%
European Investment Bank, 3.0%, 4/8/2014	5,000,000	5,058,974
U.S. Government Sponsored Agencies 6.8%
Federal Farm Credit Bank:
0.144% *, 10/29/2014	4,000,000	4,000,609
0.153% *, 10/20/2014	9,500,000	9,500,523
Federal Home Loan Bank:
0.059% **, 12/9/2013	15,000,000	14,999,050
0.125%, 3/27/2014	6,250,000	6,248,575
0.144% **, 4/9/2014	10,000,000	9,993,596
0.149% **, 2/18/2014	7,000,000	6,996,821
0.16% *, 11/8/2013	3,500,000	3,499,973
0.18%, 3/7/2014	5,500,000	5,499,905
Federal Home Loan Mortgage Corp.:
0.098% **, 12/17/2013	10,000,000	9,998,722
0.099% **, 12/20/2013	4,000,000	3,999,455
0.104% **, 11/19/2013	6,000,000	5,999,670
0.109% **, 1/22/2014	7,500,000	7,498,121
0.109% **, 3/19/2014	9,000,000	8,996,205
Federal National Mortgage Association:
0.119% **, 2/24/2014	10,000,000	9,996,167
0.14% **, 6/2/2014	7,200,000	7,194,036

		114,421,428
U.S. Treasury Obligations 1.9%
U.S. Treasury Notes:
0.5%, 8/15/2014	17,000,000	17,046,801
2.625%, 7/31/2014	8,500,000	8,656,300
4.0%, 2/15/2014	7,000,000	7,077,519

		32,780,620

Total Government & Agency Obligations (Cost $152,261,022)		152,261,022
Time Deposits 8.3%
Citibank NA, 0.09%, 11/1/2013	33,000,000	33,000,000
Credit Agricole Corporate & Investment Bank, 0.07%, 11/1/2013	48,881,998	48,881,998
Fortis Bank SA, 0.05%, 11/1/2013	50,000,000	50,000,000
National Australia Bank Ltd., 0.05%, 11/1/2013	7,000,000	7,000,000

Total Time Deposits (Cost $138,881,998)		138,881,998
Municipal Bonds and Notes 1.2%
Texas, State Transportation Revenue, 2.0%, 8/28/2014 (Cost $20,295,153)	20,000,000	20,295,153
Repurchase Agreements 2.7%
Citigroup Global Markets, Inc., 0.06%, dated 10/28/2013, to be repurchased at $20,000,233 on 11/4/2013 (b)	20,000,000	20,000,000
JPMorgan Securities, Inc., 0.403%, dated 3/18/2013, to be repurchased at $25,102,149 on 3/18/2014 (c)	25,000,000	25,000,000

Total Repurchase Agreements (Cost $45,000,000)		45,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,696,884,176) †	100.9	1,696,884,176
Other Assets and Liabilities, Net	(0.9)	(14,898,180)

Net Assets	100.0	1,681,985,996

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $1,696,884,176.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
724,337	Federal Home Loan Mortgage Corp.	1.268-3.0	11/15/2036-5/15/2043	680,863
52,488,130	Federal Home Loan Mortgage Corp. - Interest Only	2.5-6.392	1/15/2028-9/15/2043	7,481,655
4,223,254	Federal National Mortgage Association	2.533-6.0	6/25/2041-11/25/2042	4,291,218
49,926,776	Federal National Mortgage Association - Interest Only	4.5-7.534	8/25/2031-8/25/2043	8,388,039
53,135	Government National Mortgage Association - Principal Only	Zero Coupon	4/20/2040	43,834
Total Collateral Value				20,885,609

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
459,855	Access Group, Inc.	0.862	2/22/2044	403,948
7,360,000	Asset Backed Securities Corp. Home Equity Loan Trust	0.8	5/25/2035	6,846,306
2,425,000	College Loan Corp. Trust I	Zero Coupon	3/1/2042	1,563,688
10,100,000	HSBC Home Equity Loan Trust	0.453	3/20/2036	8,936,185
1,000,000	Nelnet Student Loan Trust	1.67	3/25/2048	890,939
140,000	SLC Private Student Loan Trust	0.694	7/15/2036	112,314
10,000,000	SLM Private Credit Student Loan Trust	0.564	12/15/2039	7,248,341
Total Collateral Value				26,001,721

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(d)	$—	$1,651,884,176	$—	$1,651,884,176
Repurchase Agreements	—	45,000,000	—	45,000,000
Total	$—	$1,696,884,176	$—	$1,696,884,176

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 19, 2013